Leases - Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 1,196
2026	1,236
2027	839
2028	632
2029	438
Thereafter	111
Total minimum lease payments	4,452
Less: effects of discounting	(644)
Present value of future minimum lease payments	$ 3,808